COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

30.COMMITMENTS

The Group’s material contractual commitments relate to the master services agreement with Core Scientific, which provides hosting, power and support services. Whilst management do not envisage terminating agreements in the immediate future, it is impracticable to determine monthly commitments due to large fluctuations in power usage and variations on foreign exchange rates, and as such a commitment over the contract life has not been determined.

Capital expenditure contracted for at the year end of the reporting period but not recognized as liabilities, relating to the Texas assets in the course of construction, amounted to £9,639,000.